Fair value measurements	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair value measurements	Fair value measurements
The Company determines fair value based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is our policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy as described below. Where limited or no observable market data exists, fair value measurements for assets and liabilities are primarily based on management’s own estimates and are calculated based upon the economic and competitive environment, the characteristics of the asset or liability and other such factors. Therefore, the results may not be realized in actual sale or immediate settlement of the asset or liability.
The degree of judgment used in measuring the fair value of a financial and non-financial asset or liability generally correlates with the level of pricing observability. We classify our fair value measurements based on the observability and significance of the inputs used in making the measurement, as provided below:
Level 1 — Quoted prices available in active markets for identical assets or liabilities as of the reported date.
Level 2 — Observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.
Level 3 — Unobservable inputs from our own assumptions about market risk developed based on the best information available, subject to cost-benefit analysis. Inputs may include our own data.
Fair value measurements are classified in their entirety based on the lowest level of input that is significant to their fair value measurement.
Assets and liabilities measured at fair value on a recurring basis
As of June 30, 2026 and December 31, 2025, our derivative portfolio consisted of interest rate derivatives. The fair value of derivatives is based on dealer quotes for identical instruments. We have also considered the credit rating and risk of the counterparty of the derivative contract based on quantitative and qualitative factors. As such, the valuation of these instruments was classified as Level 2. As of June 30, 2026 and December 31, 2025, we held investments at fair value of $9 million and $49 million, respectively. The valuation of our investments were classified as Level 1 as of June 30, 2026. The valuation of our investments were classified as Level 1 and Level 3 as of December 31, 2025. There were no transfers between fair value hierarchy levels during the six months ended June 30, 2026, or during the year ended December 31, 2025.
26. Fair value measurements (Continued)
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of June 30, 2026 and December 31, 2025:

	June 30, 2026
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$32,340	$—	$32,340	$—
Investments, at fair value	8,841	8,841	—	—

Liabilities
Derivative liabilities	$13,846	$—	$13,846	$—

	December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$12,247	$—	$12,247	$—
Investments, at fair value	49,218	12,996	—	36,222

Liabilities
Derivative liabilities	$72,727	$—	$72,727	$—
Assets and liabilities measured at fair value on a non-recurring basis
We measure the fair value of our flight equipment and certain definite-lived intangible assets on a non-recurring basis, when U.S. GAAP requires the application of fair value, including when events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable.
Additional details of recoverability assessments performed on our flight equipment and certain definite-lived intangible assets are described in our Annual Report on Form 20-F for the year ended December 31, 2025, filed with the SEC on February 12, 2026.
Management develops the assumptions used in the fair value measurements. Therefore, the fair value measurements of flight equipment and definite-lived intangible assets are classified as Level 3 valuations.
Flight equipment
Inputs to non-recurring fair value measurements categorized as Level 3
We use the income approach to measure the fair value of flight equipment, which is based on the present value of estimated future cash flows. Key inputs to the income approach include the discount rate, current contractual lease cash flows, projected future non-contractual lease or sale cash flows, extended to the end of the flight equipment’s estimated holding period in its highest and best use, and a contractual or estimated disposition value.
26. Fair value measurements (Continued)
The current contractual lease cash flows are based on the in-force lease rates. The projected future non-contractual lease cash flows are estimated based on the flight equipment type, age, and the airframe and engine configuration of the flight equipment. The projected non-contractual lease cash flows are applied to follow-on lease terms, which are estimated based on the age of the flight equipment at the time of re-lease and are assumed through the estimated holding period of the flight equipment. The estimated holding period is the period over which future cash flows are assumed to be generated. Shorter holding periods can result when a potential sale or future disassembly of flight equipment for the sale of its parts (“part-out”) of individual flight equipment has been contracted for, or is likely. In instances of a potential sale or part-out, the holding period is based on the estimated sale or part-out date. The disposition value is generally estimated based on flight equipment type. In situations where the flight equipment will be disposed of, the disposition value assumed is based on an estimated part-out value or the contracted sale price.
The estimated future cash flows, as described above, are then discounted to present value. The discount rate used is based on the flight equipment type and incorporates assumptions market participants would use regarding the likely debt and equity financing components, and the required returns of those financing components.
The significant unobservable inputs utilized in the fair value measurement of flight equipment are the discount rate and the non-contractual cash flows. The discount rate is affected by movements in the flight equipment funding markets, including fluctuations in required rates of return in debt and equity, and loan to value ratios. The non-contractual cash flows represent management’s estimate of the non-contractual cash flows over the remaining life of the flight equipment. An increase in the discount rate would decrease the fair value measurement of the flight equipment, while an increase in the estimated non-contractual cash flows would increase the fair value measurement of the flight equipment.
Fair value disclosures of financial instruments
The fair value of restricted cash and cash and cash equivalents approximates their carrying value because of their short-term nature (Level 1). The fair value of our long-term unsecured debt is estimated using quoted market prices for similar or identical instruments, depending on the frequency and volume of activity in the market. The fair value of our long-term secured debt is estimated using a discounted cash flow analysis based on current market interest rates and spreads for debt with similar characteristics (Level 2). Derivatives are recognized in our Condensed Consolidated Balance Sheets at their fair value. The fair value of derivatives is based on dealer quotes for identical instruments. We have also considered the credit rating and risk of the counterparties of the derivative contracts based on quantitative and qualitative factors (Level 2).
26. Fair value measurements (Continued)
As of June 30, 2026 and December 31, 2025, we held investments at fair value of $9 million and $49 million, respectively. There were no transfers between fair value hierarchy levels during the six months ended June 30, 2026, or during the year ended December 31, 2025.
All of our financial instruments are carried at amortized cost, other than our derivatives and investments which are measured at fair value on a recurring basis. The carrying amounts and fair values of our most significant financial instruments as of June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,686,367		$1,686,367	$1,686,367	$—	$—
Restricted cash	113,052		113,052	113,052	—	—
Loans receivable	530,357		559,447	—	—	559,447
Notes receivable	91,017		83,753	—	—	83,753
Derivative assets	32,340		32,340	—	32,340	—
Investments, at fair value	8,841		8,841	8,841	—	—
	$2,461,974		$2,483,800	$1,808,260	$32,340	$643,200
Liabilities
Debt	$43,011,064	(a)	$41,893,130	$—	$41,893,130	$—
Derivative liabilities	13,846		13,846	—	13,846	—
	$43,024,910		$41,906,976	$—	$41,906,976	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2025
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,379,180		$1,379,180	$1,379,180	$—	$—
Restricted cash	100,564		100,564	100,564	—	—
Loans receivable	513,689		544,440	—	—	544,440
Notes receivable	86,846		79,637	—	—	79,637
Investments, at fair value	49,218		49,218	12,996	—	36,222
Derivative assets	12,247		12,247	—	12,247	—
	$2,141,744		$2,165,286	$1,492,740	$12,247	$660,299
Liabilities
Debt	$43,806,304	(a)	$43,045,384	$—	$43,045,384	$—
Derivative liabilities	72,727		72,727	—	72,727	—
	$43,879,031		$43,118,111	$—	$43,118,111	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.